Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (576,123)	$ (1,308,463)	$ (5,775,951)	$ (3,567,883)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	23,193	537,197	2,246,033	2,253,793
Gain on retirement of royalty accrual				(720,632)
Depreciation	1,235	466	4,035	670
Foreign exchange differences			26,703	(90,147)
Changes in operating assets and liabilities:
Receivables and prepaid expenses	18,607	8,744	24,961	(7,264)
Accounts payable	32,385	(100,648)	112,551	44,111
Accrued expenses and other payables	(8,481)	81,727	(18,892)	(110,231)
Registration Rights Agreement liability			520,000
Founders claim accrual				(207,844)
Accrued royalties				6,438
Accrued severance	9,591	(77)	118,738	4,827
Net cash used in operating activities	(499,593)	(781,054)	(2,741,822)	(2,394,162)
Cash flows from investing activities:
Cash acquired in reverse recapitalization				17,966
Purchase of property and equipment		(16,747)	(25,849)
Net cash used in investing activities		(16,747)	(25,849)	17,966
Net Cash flows from financing activities:
Proceeds from loans	300,000
Proceeds from private placement raise				5,225,000
Issuance costs				(571,796)
Net cash provided by financing activities	300,000			4,653,204
Effect of exchange rate changes on cash			(30,728)	31,776
Net decrease in cash	(199,593)	(797,801)	(2,798,399)	2,308,784
Cash, beginning of period	594,444	3,347,843	3,347,843	1,039,059
Cash, end of period	349,851	2,550,042	594,444	3,347,843
Supplemental cash flow information:
Cash paid for interest
Cash paid for taxes
Non-cash activities:
Shares issued at reverse recapitalization				20,231
Net liabilities assumed in reverse recapitalization				791,232
Return of founders shares to the Company as part of claim settlement				33,096
Settlement of Treasury Stock prior to recapitalization				33,096
Previously Reported
Net Cash flows from financing activities:
Cash, beginning of period	$ 549,444	$ 3,347,843	3,347,843
Cash, end of period			$ 549,444	$ 3,347,843